BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	$ 1,453	$ 1,381
Non-current Portion Of Non-current Non-recourse Borrowings	16,407	17,163
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 17,860	$ 18,544